Basis of Presentation and Summary of Significant Accounting Policies (Narrative 4) (Details)	12 Months Ended
Dec. 31, 2013
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years